TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Fixed Income Fund grew +2.2% during the third quarter of 1996 compared to an increase of +1.8% in the Merrill Lynch Master Bond Index. CGM Fixed Income Fund returned +10.5% over the first nine months of the year and the Merrill Lynch Master Bond Index, +0.5%.

"Robust" and "low inflation" continue to be the catchwords for the economy in the second half of 1996. In an economy with few excesses, one danger lies in the tightening labor market. Despite the media's preoccupation with corporate restructurings and massive layoffs at large corporations over the past five years, the economy has added approximately 1.5 million new jobs each year since 1991. The unemployment rate is a low 5.2%. The shortage of qualified job applicants is now a potential barrier to continued economic growth. Companies are already competing for qualified employees, bidding up compensation. Over time, wages not offset by higher levels of productivity will exert pressure on prices, to drive inflation higher. Nevertheless, the Federal Reserve Board's position continues to be one of "wait and see" as reflected by its recent decision to look for further signs of overheating before raising interest rates. In recent weeks, we have been getting mixed signals on business activity.

The third quarter began with a sharp sell-off in both the stock and bond markets. Exceptionally strong employment numbers were reported in early July frightening bond investors and shortly thereafter, two prominent technology companies, Hewlett-Packard and Motorola, reported disappointing earnings which triggered selling in the equity market. Leading averages fell roughly 10% but individual issues, technology stocks in particular, fell as much as 50% off their highs in some cases. As the quarter progressed, the bond market stabilized with long-term rates trading in the 6.75% to 7.25% range and currently back at 6.75%. The equity market gradually recovered its losses and has reached record highs. One could make the case the equity market is selling on a somewhat generous basis relative to historical norms in response to the strong economy. While the market overall is hardly cheap, sectors such as financial services, real estate, oil services, and consumer goods continue to offer reasonable prospects for the coming year.

CGM Fixed Income Fund was rewarded by a continued narrowing of the quality spread in most of the Fund's debt holdings and credit improvement in several of the lower investment grade issues in the third quarter. Low investment grade and high yield securities turned in the best performances for the period, which was to the Fund's advantage since the portfolio had adopted a somewhat defensive maturity posture and was positioned in the two best performing sectors of the fixed income market. Selective exposure to the equity market through the Fund's convertible holdings also added to the quarter's performance. CGM Fixed Income Fund is 18.7% invested in U.S. Treasury bills and holds important positions in real estate investment trusts and the transportation industry. The Fund's three largest holdings are Felcor Suite Hotels, Inc., Pacific Gulf Properties, Inc. and Overseas Shipholding Group.

                /s/ Robert L. Kemp
                    Robert L. Kemp
                    President

October 8, 1996

------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)

Total Return for Periods Ended September 30, 1996

                                               CGM FIXED   THE FUND'S AVERAGE
                                              INCOME FUND  ANNUAL TOTAL RETURN
                                              -----------  -------------------
3 Years ....................................    +33.0%           +10.0%
1 Year .....................................    +14.1            +14.1
3 Months ...................................     +2.2              --

The Fund's average annual total return from inception (March 17, 1992) through September 30, 1996 is +12.1%. The adviser has agreed to limit the Fund's total operating expenses to 0.85% of its average net assets annually through December 31, 1997. Otherwise the total return since inception, and for the three-year, one-year and three-month periods ended September 30, 1996, would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

INVESTMENTS AS OF SEPTEMBER 30, 1996
(unaudited)

BONDS, NOTES & BILLS -- 75.3% OF TOTAL NET ASSETS

                                                       FACE
                                                      AMOUNT       VALUE(A)
                                                      ------       --------
AUTO AND RELATED -- 2.6%
  Poindexter JB, Inc., 12.50%, 5/15/04 ...........   $1,000,000   $   980,000
                                                                  -----------

BASIC MATERIALS -- 2.8%
  USX Marathon Group, 9.125%, 1/15/13 ............    1,000,000     1,079,590
                                                                  -----------

BROKERS/INVESTMENT SERVICES -- 2.8%
  Lehman Brothers Holdings, Inc., 8.50%, 5/01/07 .    1,000,000     1,050,790
                                                                  -----------

CHEMICALS -- SPECIALTY -- 1.9%
  Polymer Group, Inc., 12.25%, 7/15/02 ...........      667,000       727,030
                                                                  -----------

ENERGY -- 4.1%
  Mariner Energy, Inc., 10.50%, 8/01/06 ..........      500,000       517,500
  Mitchell Energy & Development Corp., 9.25%,
    1/15/02 ......................................    1,000,000     1,049,170
                                                                  -----------
                                                                    1,566,670
                                                                  -----------
HOTELS AND RESTAURANTS -- 2.3%
  Flagstar Corp., 10.75%, 9/15/01 ................    1,000,000       887,500
                                                                  -----------

INSURANCE -- 4.0%
  Conseco, Inc., 8.125, 2/15/03 ..................    1,500,000     1,531,005
                                                                  -----------

LEISURE -- 2.6%
  Royal Caribbean Cruises, 7.25%, 8/15/06 ........    1,000,000       979,580
                                                                  -----------

MEDIA -- 2.7%
  K III Communications Corp., 10.625%, 5/01/02 ...    1,000,000     1,040,000
                                                                  -----------

PAPER -- 2.5%
  Stone Container Corp., 8.875%, 7/15/00
  (Convertible) ..................................      650,000       957,125
                                                                  -----------

PLASTICS -- 5.2%
  Berry Plastics Corp., 12.25%, 4/15/04 ..........    1,000,000     1,070,000
  Geon Co., 6.875%, 12/15/05 .....................    1,000,000       930,310
                                                                  -----------
                                                                    2,000,310
                                                                  -----------

(unaudited)

BONDS, NOTES & BILLS -- (CONTINUED)

                                                       FACE
                                                      AMOUNT       VALUE(A)
                                                      ------       --------
REAL ESTATE INVESTMENT TRUSTS -- 8.4%
  Camden Property Trust, 7.33%, 4/01/01
    (Convertible) ................................   $1,250,000   $ 1,337,500
  Pacific Gulf Properties, Inc., 8.375%, 2/15/01
    (Convertible) ................................    1,850,000     1,859,250
                                                                  -----------
                                                                    3,196,750
                                                                  -----------
TELEPHONE -- 4.5%
  360 Communications, 7.50%, 3/01/06 .............    1,750,000     1,701,122
                                                                  -----------

TRANSPORTATION -- 7.4%
  Moran Transportation Co., 11.75%, 7/15/04 ......    1,000,000     1,048,750
  Overseas Shipholding Group, 8.00%, 12/01/03 ....      750,000       750,593
  Overseas Shipholding Group, 8.75%, 12/01/13 ....    1,000,000     1,015,550
                                                                  -----------
                                                                    2,814,893
                                                                  -----------
U.S. GOVERNMENT -- 18.7%
  United States Treasury Bills, 4.967%, 11/21/96 .    7,200,000     7,148,709
                                                                  -----------
UTILITIES -- 2.8%
  Great Lakes Power, Inc., 9.00%, 8/01/04 ........    1,000,000     1,057,770
                                                                  -----------
TOTAL BONDS, NOTES & BILLS (Identified Cost $28,403,160) ......    28,718,844
                                                                  -----------

PREFERRED STOCKS -- 22.4%
                                                         SHARES
                                                         ------
  Avalon Properties, Inc., $2.25 .................       61,000     1,509,750
  DLJ Capital Trust, $2.105 ......................       40,000     1,000,000
  Felcor Suite Hotels, Inc., $1.95 (Convertible) .      118,000     3,068,000
  MCI Capital, $2.00 .............................       60,000     1,485,000
  Rouse Capital, $2.313 ..........................       59,225     1,488,028
                                                                  -----------

TOTAL PREFERRED STOCKS (Identified Cost $8,402,056) ...........     8,550,778
                                                                  -----------
COMMON STOCK WARRANTS -- 0%
  BPC Holdings Corp., Exp. 4/15/04 (Identified
    Cost $0) .....................................        1,000        10,000
                                                                  -----------

(unaudited)

                                                        FACE
                                                       AMOUNT      VALUE(A)
                                                       ------      --------
SHORT TERM INVESTMENT -- 0.9%

  American Express Credit Corp., 5.35%, 10/01/96
    (Cost $350,000) ..............................     $350,000   $   350,000
                                                                  -----------

TOTAL INVESTMENTS -- 98.6% (Identified Cost $37,155,216) .......   37,629,622
      Cash and Receivables .....................................      646,015
      Liabilities ..............................................     (110,010)
                                                                  -----------
TOTAL NET ASSETS -- 100% .......................................  $38,165,627
                                                                  ===========

(a) Security valuation -- Corporate debt securities are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States Government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

--------------------------------------------------------------------------------
                                TELEPHONE NUMBERS
--------------------------------------------------------------------------------

      For information about:

      []  Account Procedures and Status      []  New Account Procedures

      []  Redemptions                        []  Prospectuses

      []  Exchanges                          []  Performance

      Call 800-343-5678                      Call 800-345-4048

                      ------------------------------------
                                MAILING ADDRESSES
                      ------------------------------------

      FOR EXISTING ACCOUNTS                   FOR NEW ACCOUNT APPLICATIONS ONLY

      CGM Shareholder Services                The CGM Funds
      c/o Boston Financial Data Services      P.O. Box 449
      P.O. Box 8511                           Boston, MA 02117-0449
      Boston, MA 02266-8511
--------------------------------------------------------------------------------

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110


TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND
TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR3                                                    Printed in U.S.A.

CGM
FIXED INCOME FUND

18th Quarterly Report
September 30, 1996

A No-Load Fund


[Fencer Logo]   Investment Adviser
                CAPITAL GROWTH MANAGEMENT
                Limited Partnership

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Mutual Fund increased +3.7% during the third quarter of 1996 compared to a rise of +3.1% in the Standard and Poor's 500 Index and an increase of +1.8% in the Merrill Lynch Master Bond Index. Returns for the first nine months of the year were +9.6% for CGM Mutual Fund; +13.5% for the S&P 500 Index; and +0.5% for the Merrill Lynch Master Bond Index.

"Robust" and "low inflation" continue to be the catchwords for the economy in the second half of 1996. In an economy with few excesses, one danger lies in the tightening labor market. Despite the media's preoccupation with corporate restructurings and massive layoffs at large corporations over the past five years, the economy has added approximately 1.5 million new jobs each year since 1991. The unemployment rate is a low 5.2%. The shortage of qualified job applicants is now a potential barrier to continued economic growth. Companies are already competing for qualified employees, bidding up compensation. Over time, wages not offset by higher levels of productivity will exert pressure on prices, to drive inflation higher. Nevertheless, the Federal Reserve Board's position continues to be one of "wait and see" as reflected by its recent decision to look for further signs of overheating before raising interest rates. In recent weeks, we have been getting mixed signals on business activity.

The third quarter began with a sharp sell-off in both the stock and bond markets. Exceptionally strong employment numbers were reported in early July frightening bond investors and shortly thereafter, two prominent technology companies, Hewlett-Packard and Motorola, reported disappointing earnings which triggered selling in the equity market. Leading averages fell roughly 10% but individual issues, technology stocks in particular, fell as much as 50% off their highs in some cases. As the quarter progressed, the bond market stabilized with long-term rates trading in the 6.75% to 7.25% range and currently back at 6.75%. The equity market gradually recovered its losses and has reached record highs. One could make the case the equity market is selling on a somewhat generous basis relative to historical norms in response to the strong economy. While the market overall is hardly cheap, sectors such as financial services, real estate, oil services, and consumer goods continue to offer reasonable prospects for the coming year.

CGM Mutual Fund was 26% invested in corporate bonds and treasury bills at September 30. In addition to the fixed income holdings, the next two largest industry positions are in money center banks and food retailers/wholesalers. The Fund's three largest holdings are Citicorp, Philip Morris Companies, Inc. and Intel Corporation.

               /s/  Robert L. Kemp
                    Robert L. Kemp
                    President
October 8, 1996

------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)

Total Return for Periods Ended September 30, 1996

                                                           THE FUND'S AVERAGE
                                        CGM MUTUAL FUND   ANNUAL TOTAL RETURN
                                        ----------------  --------------------

10 Years .............................      +238.4%              +13.0%
5 Years ..............................      + 72.5               +11.5
1 Year ...............................      + 11.0               +11.0
3 Months .............................      +  3.7                 --

The percentage figures for the Fund are based upon the beginning net asset values of $23.43, $27.67, $30.33 and $30.96, respectively, and the September 30, 1996 net asset value of $31.90 per share assuming the reinvestment of income dividends, capital gains and paid-in capital distributions during such respective periods.

The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

INVESTMENTS AS OF SEPTEMBER 30, 1996
(unaudited)

COMMON STOCKS -- 74.4% OF TOTAL NET ASSETS
                                                   SHARES        VALUE(A)
                                                   ------        --------

AEROSPACE -- 5.5%
  Boeing Company ............................       670,000  $   63,315,000
                                                             --------------

BANKS -- MONEY CENTER -- 11.9%
  Chase Manhattan Corporation ...............       652,000      52,241,500
  Citicorp ..................................       927,500      84,054,688
                                                             --------------
                                                                136,296,188
                                                             --------------
COMPUTER SOFTWARE AND SERVICES -- 4.7%
  Dell Computer Corporation .................       691,300      53,748,575
                                                             --------------

ELECTRONIC COMPONENTS -- 5.8%
  Intel Corporation .........................       692,000      66,042,750
                                                             --------------

FOOD -- RETAILERS/WHOLESALERS -- 11.3%
  Heinz H.J. Company ........................       610,000      20,587,500
  Hershey Foods Corporation .................       805,000      40,451,250
  Philip Morris Companies, Inc. .............       755,000      67,761,250
                                                             --------------
                                                                128,800,000
                                                             --------------
HOTELS AND RESTAURANTS -- 4.6%
  Hilton Hotels Corporation .................     1,844,000      52,323,500
                                                             --------------

INSURANCE -- 5.5%
  American International Group, Inc. ........       622,000      62,666,500
                                                             --------------

MISCELLANEOUS -- 4.8%
  NIKE, Inc. ................................       449,000      54,553,500
                                                             --------------

OIL -- MAJOR INTEGRATED -- 0.3%
  Texaco, Inc. ..............................        40,000       3,680,000
                                                             --------------

OIL -- SERVICE -- 8.8%
  Halliburton Company .......................       850,000      43,881,250
  Schlumberger LTD ..........................       670,000      56,615,000
                                                             --------------
                                                                100,496,250
                                                             --------------
REAL ESTATE INVESTMENT TRUSTS -- 11.2%
  Crescent Real Estate Equities .............       500,000      20,562,500
  Felcor Suite Hotels, Inc. .................     1,768,500      57,034,125
  RFS Hotel Investments, Inc. ...............       480,000       7,500,000
  Starwood Lodging Trust ....................     1,040,000      43,550,000
                                                             --------------
                                                                128,646,625
                                                             --------------
TOTAL COMMON STOCKS (Identified Cost $717,235,030) ........     850,568,888
                                                             --------------

(unaudited)

                                                    FACE
BONDS AND BILLS -- 25.9%                           AMOUNT        VALUE(A)
                                                   ------        --------
INDUSTRIAL BONDS -- 4.4%
  Kaiser Aluminum & Chemical Corporation,
    12.75%, 2/01/03 .........................  $ 20,000,000  $   21,700,000
  Rohr, Inc., 11.625%, 5/15/03 ..............     5,000,000       5,487,500
  Stone Container Corporation, 9.875%,
    2/01/01 .................................    23,000,000      23,115,000
                                                             --------------
                                                                 50,302,500
                                                             --------------
UNITED STATES TREASURY -- 21.5%
  United States Treasury Bills, 4.939%,
    11/14/96 ................................   200,000,000     198,772,889
  United States Treasury Bills, 4.881%,
    12/19/96 ................................    48,000,000      47,484,960
                                                             --------------
                                                                246,257,849
                                                             --------------
     TOTAL BONDS AND BILLS (Identified Cost $296,764,435) .     296,560,349
                                                             --------------
SHORT-TERM INVESTMENT -- 1.9%
  American Express Credit Corp., 5.35%,
    10/01/96 (Cost $21,740,000) .............    21,740,000      21,740,000
                                                             --------------
  TOTAL INVESTMENTS -- 102.2% (Identified Cost
    $1,035,739,465) .......................................   1,168,869,237
  Cash and Receivables ....................................      44,097,750
  Liabilities .............................................     (69,712,491)
                                                             --------------
  TOTAL NET ASSETS -- 100% ................................  $1,143,254,496
                                                             ==============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system, or if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Corporate debt securities (other than short-term notes having a maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. U.S. Government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term notes having a maturity of less than sixty days are stated at amortized cost, which approximates value.

--------------------------------------------------------------------------------
                                TELEPHONE NUMBERS
--------------------------------------------------------------------------------

      For information about:

      []  Account Procedures and Status      []  New Account Procedures

      []  Redemptions                        []  Prospectuses

      []  Exchanges                          []  Performance

      Call 800-343-5678                      Call 800-345-4048

                      ------------------------------------
                                MAILING ADDRESSES
                      ------------------------------------

      FOR EXISTING ACCOUNTS                   FOR NEW ACCOUNT APPLICATIONS ONLY

      CGM Shareholder Services                The CGM Funds
      c/o Boston Financial Data Services      P.O. Box 449
      P.O. Box 8511                           Boston, MA 02117-0449
      Boston, MA 02266-8511
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                   25 YEAR INVESTMENT RECORD
                                    DECEMBER 31, 1970 -- SEPTEMBER 30, 1996 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
                               IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1970
----------------------------------------------------------------------------------------------------------------------------------
                   -- AND HAD TAKEN ALL DIVIDENDS                        OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                      AND DISTRIBUTIONS IN CASH                              GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
              ----------------------------------------      ----------------------------------------------------------------------
                                  During the Year
                             You Would Have Received                                               Which Would Represent
                           ---------------------------                                 -------------------------------------------
                                                             The Value of                                        A Cumulative
                The Net                                      Your Original                                           Change
              Asset Value     Per Share     Per Share         Investment                     An                    Expressed
   On           of Your     Capital Gains    Income             At Each                    Annual               As An Index With
December      Share Would   Distributions   Dividends          Year End                 Total Return              December 31,
   31          Have Been         of            of           Would Have Been                  of                    1970 = 100.0
----------------------------------------------------------------------------------------------------------------------------------
  1970          $13.89                                                                                                 100.0
  1971           15.37         $0.35         $0.41             $16.21                     +  16.7                      116.7
  1972           16.20          0.35          0.42              17.98                     +  10.9                      129.4
  1973           14.20          0.42          0.42              16.63                     -   7.5                      119.7
  1974           10.27          --            0.46              12.51                     -  24.8                       90.0
  1975           12.44          --            0.43              15.70                     +  25.5                      113.0
  1976           13.96          --            0.43              18.20                     +  15.9                      131.0
  1977           12.88          --            0.52              17.45                     -   4.1                      125.6
  1978           12.83          --            0.65              18.31                     +   4.9                      131.8
  1979           13.81          --            0.72              20.82                     +  13.7                      149.9
  1980           14.85          --            0.88              23.90                     +  14.8                      172.1
  1981           13.90          --            0.97              23.92                     +   0.1                      172.3
  1982           18.16          --            1.09              33.73                     +  41.0                      242.9
  1983           18.81          --            1.09              37.07                     +   9.9                      266.9
  1984           17.01          1.86          0.95              39.41                     +   6.3                      283.7
  1985           21.53          --            1.08              53.01                     +  34.5                      381.6
  1986           22.86          2.75          0.94              66.32                     +  25.1                      477.4
  1987           20.40          4.52          1.06              75.41                     +  13.7                      542.8
  1988           19.94          --            1.10              77.82                     +   3.2                      560.2
  1989           22.34          0.95          0.93              94.71                     +  21.7                      681.8
  1990           21.64          --            0.93*             95.75                     +   1.1                      689.3
  1991           26.80          2.64          0.97             134.91                     +  40.9                      971.2
  1992           26.02          1.42          0.93             143.14                     +   6.1                     1030.4
  1993           28.88          1.93          0.86             174.34                     +  21.8                     1255.0
  1994           25.05          --            1.04             157.43                     -   9.7                     1133.3
  1995           29.43          0.89          0.77             195.69                     +  24.3                     1408.7
  1996(9/30)     31.90          --            0.34             214.48                     +   9.6**                   1543.9
                              ------        ------                                         -------
    Totals                    $18.08        $20.39                                        +1443.9
-----------------------------------------------------------------------------------------------------------------------------------
 *Includes $0.05 per share distributed from paid-in capital.
**Total return for the nine months ended September 30, 1996.

Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.
-----------------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR3                                               Printed in U.S.A.

CGM
MUTUAL FUND

266th Quarterly Report
September 30, 1996

A No-Load Fund


[Fencer Logo]  Investment Adviser
               CAPITAL GROWTH MANAGEMENT
               Limited Partnership

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM American Tax Free Fund increased +2.4% during the third quarter of 1996 compared to the Lehman Municipal Bond Index which rose +2.3% over the same period. Over the first nine months of the year, CGM American Tax Free Fund increased +0.2% while the Lehman Municipal Bond Index increased +1.8%.

"Robust" and "low inflation" continue to be the catchwords for the economy in the second half of 1996. In an economy with few excesses, one danger lies in the tightening labor market. Despite the media's preoccupation with corporate restructurings and massive layoffs at large corporations over the past five years, the economy has added approximately 1.5 million new jobs each year since 1991. The unemployment rate is a low 5.2%. The shortage of qualified job applicants is now a potential barrier to continued economic growth. Companies are already competing for qualified employees, bidding up compensation. Over time, wages not offset by higher levels of productivity will exert pressure on prices, to drive inflation higher. Nevertheless, the Federal Reserve Board's position continues to be one of "wait and see" as reflected by its recent decision to look for further signs of overheating before raising interest rates. In recent weeks, we have been getting mixed signals on business activity.

The third quarter began with a sharp sell-off in both the stock and bond markets. Exceptionally strong employment numbers were reported in early July frightening bond investors and shortly thereafter, two prominent technology companies. Hewlett-Packard and Motorola, reported disappointing earnings which triggered selling in the equity market. Leading averages fell roughly 10% but individual issues, technology stocks in particular, fell as much as 50% off their highs in some cases. As the quarter progressed, the bond market stabilized with long-term rates trading in the 6.75% to 7.25% range and currently back at 6.75%. The equity market gradually recovered its losses and has reached record highs. In the third quarter, the municipal bond market traded within a fairly narrow range generally tracking interest rates in an environment marked both by relatively few new issues and limited demand.

CGM American Tax Free Fund has been structured to throw off a high income component with a defensive maturity posture and, as a result, tracked the bond market throughout the third quarter. At present, the Fund is positioned for an eventual rise in interest rates with particular attention paid to well-structured issues with good resale attributes in high tax states where supply and demand are the strongest. CGM American Tax Free Fund's largest sector positions are in industrial and pollution control and housing. The Fund's three largest holdings are Hodge, Louisiana (Stone Container), Howard County, Maryland Multifamily Housing (Avalon Corp.) and Dade County, Florida Water and Sewer Systems.

                /s/ Robert L. Kemp
                    Robert L. Kemp
                    President
October 8, 1996

------------------------------------------------------------------------------
INVESTMENT PERFORMANCE
(unaudited)

Total Return for Periods Ended September 30, 1996

                                        CGM AMERICAN
                                          TAX FREE    LIPPER GENERAL MUNICIPAL
                                            FUND         DEBT FUND AVERAGE
                                        ------------  ------------------------

1 Year ...............................     +5.6%               +5.6%
3 Months .............................     +2.4                +2.3

The Fund's average annual total return since inception (November 10, 1993) through September 30, 1996 is +3.9%. The adviser has agreed to absorb the Fund's total operating expenses through December 31, 1997. Otherwise, the Fund's total return since inception, and for the one-year, and three-month periods ended September 30, 1996 would have been lower.

Lipper Analytical Services, Inc. is an independent mutual fund ranking service. The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

INVESTMENTS AS OF SEPTEMBER 30, 1996
(unaudited)

MUNICIPAL BONDS -- 97.0% OF TOTAL NET ASSETS

                                                       FACE
                                                      AMOUNT       VALUE(A)
                                                      ------       --------
CALIFORNIA -- 10.6%
  California Housing Finance Agency, 6.00%,
    8/01/15 ......................................  $   250,000   $   251,025
  Los Angeles Regional Airport, 6.875%, 11/15/12 .      500,000       525,775
  San Jose Redevelopment Tax Allocation,
    5.00%, 8/01/20 ...............................      500,000       454,040
                                                                  -----------
                                                                    1,230,840
                                                                  -----------
FLORIDA -- 20.2%
  Dade County Water & Sewer Systems, 6.25%,
    10/01/11 .....................................      500,000       541,690
  Gainesville Utility Systems, 5.75%, 10/01/09 ...      500,000       521,890
  Orlando & Orange County Expressway,
    5.95%, 7/01/23 ...............................      500,000       500,220
  Polk County Industrial Development Authority
    Revenue Bonds (IMC Fertilizer),
    7.525%, 1/01/15 ..............................      250,000       262,815
  Volusia County Educational Facilities Authority,
    6.125%, 10/15/16 .............................      500,000       506,140
                                                                  -----------
                                                                    2,332,755
                                                                  -----------
KENTUCKY -- 4.5%
  Kenton County Airport Revenue Bonds (Delta
    Airlines), 6.75%, 2/01/02 ....................      500,000       524,245
                                                                  -----------

LOUISIANA -- 9.3%
  Hodge Utility Revenue Bonds (Stone Container),
    9.00%, 3/01/10 ...............................    1,000,000     1,081,790
                                                                  -----------

MARYLAND -- 7.0%
  Howard County Multifamily, Chase Glen
    Apartments, 7.00%, 7/01/24 ...................      750,000       805,418
                                                                  -----------

MASSACHUSETTS -- 2.5%
  University of Massachusetts Building Authority,
    6.625%, 5/01/08 ..............................      260,000       287,612
                                                                  -----------

MICHIGAN -- 4.1%
  Michigan State Housing Development,
    7.05%, 10/01/12 ..............................      450,000       475,209
                                                                  -----------

MINNESOTA -- 4.5%
  Ramsey & Washington Counties (Resource Recovery
    Revenue), 6.75%, 12/01/06 ....................      500,000       526,265
                                                                  -----------

MISSOURI -- 2.1%
  Missouri State Environment Improvement,
    5.50%, 12/01/13 ..............................      250,000       247,245
                                                                  -----------

(unaudited)

MUNICIPAL BONDS -- (CONTINUED)

                                                       FACE
                                                      AMOUNT       VALUE(A)
                                                      ------       --------
NEW YORK -- 8.6%
  New York General Obligation Bonds,
    6.125%, 8/01/06 ..............................  $   350,000   $   374,913
  New York General Obligation Bonds, Series B,
    8.25%, 6/01/05 ...............................      100,000       115,819
  New York State Dormitory Authority Revenue
    Bonds, 5.75%, 7/01/13 ........................      250,000       246,803
  New York State Dormitory Authority Revenue
    Bonds, 5.875%, 5/15/11 .......................      250,000       253,042
                                                                  -----------
                                                                      990,577
                                                                  -----------
OHIO -- 4.3%
  Cleveland Waterworks Revenue, 5.75%, 1/01/21 ...      500,000       500,355
                                                                  -----------

PUERTO RICO -- 2.3%
  Puerto Rico Electric Power Authority,
    6.125%, 7/01/09 ..............................      250,000       261,585
                                                                  -----------

TEXAS -- 2.4%
  Alliance Airport Authority Special Facilities
    Revenue Bonds (American Airlines Inc.
    Project), 7.00%, 12/01/11 ....................      250,000       273,325
                                                                  -----------

VIRGINIA -- 14.6%
  Fairfax County Industrial Development Authority,
    5.50%, 8/15/09 ...............................      500,000       500,395
  Hopewell Industrial Development Authority (Stone
    Container), 8.25%, 6/01/16 ...................      175,000       189,467
  Richmond Virginia, 5.50%, 1/15/12 ..............      500,000       496,890
  Virginia State Housing Development Authority,
    6.10%, 11/01/15 ..............................      500,000       501,165
                                                                  -----------
                                                                    1,687,917
                                                                  -----------
     TOTAL MUNICIPAL BONDS (Identified Cost $10,986,495) ......    11,225,138
                                                                  -----------

(unaudited)

                                                       FACE
                                                      AMOUNT       VALUE(A)
                                                      ------       --------
SHORT TERM INVESTMENT -- 1.7%
  American Express Credit Corp., 5.35%, 10/01/96
    (Cost $195,000) ..............................  $   195,000   $   195,000
                                                                  -----------

TOTAL INVESTMENTS -- 98.7% (Identified Cost $11,181,495) .......   11,420,138
      Cash and Receivables .....................................      220,070
      Liabilities ..............................................      (65,958)
                                                                  -----------
TOTAL NET ASSETS -- 100.0% .....................................  $11,574,250
                                                                  ===========

(a) Security Valuation--Debt securities are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

--------------------------------------------------------------------------------
                                TELEPHONE NUMBERS
--------------------------------------------------------------------------------

      For information about:

      []  Account Procedures and Status      []  New Account Procedures

      []  Redemptions                        []  Prospectuses

      []  Exchanges                          []  Performance

      Call 800-343-5678                      Call 800-345-4048

                      ------------------------------------
                                MAILING ADDRESSES
                      ------------------------------------

      FOR EXISTING ACCOUNTS                   FOR NEW ACCOUNT APPLICATIONS ONLY

      CGM Shareholder Services                The CGM Funds
      c/o Boston Financial Data Services      P.O. Box 449
      P.O. Box 8511                           Boston, MA 02117-0449
      Boston, MA 02266-8511
--------------------------------------------------------------------------------

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

AQR3                                               Printed in U.S.A.

CGM
AMERICAN
TAX FREE FUND

12th Quarterly Report
September 30, 1996

A No-Load Fund


[Fencer Logo]  Investment Adviser
               CAPITAL GROWTH MANAGEMENT
               Limited Partnership

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Realty Fund increased +9.0% during the third quarter of 1996 compared to the National Association of Real Estate Investment Trust's (NAREIT) equity REIT index which rose 6.5%. Over the first nine months of the year, CGM Realty Fund increased 18.1% compared to the NAREIT Equity REIT Index which grew 13.8%.

"Robust" and "low inflation" continue to be the catchwords for the economy in the second half of 1996. In an economy with few excesses, one danger lies in the tightening labor market. Despite the media's preoccupation with corporate restructurings and massive layoffs at large corporations over the past five years, the economy has added approximately 1.5 million new jobs each year since 1991. The unemployment rate is a low 5.2%. The shortage of qualified job applicants is now a potential barrier to continued economic growth. Companies are already competing for qualified employees, bidding up compensation. Over time, wages not offset by higher levels of productivity will exert pressure on prices, to drive inflation higher. Nevertheless, the Federal Reserve Board's position continues to be one of "wait and see" as reflected by its recent decision to look for further signs of overheating before raising interest rates. In recent weeks, we have been getting mixed signals on business activity.

The third quarter began with a sharp sell-off in both the stock and bond markets. Exceptionally strong employment numbers were reported in early July frightening bond investors and shortly thereafter, two prominent technology companies, Hewlett-Packard and Motorola, reported disappointing earnings which triggered selling in the equity market. Leading averages fell roughly 10% but individual issues, technology stocks in particular, fell as much as 50% off their highs in some cases. As the quarter progressed, the bond market stabilized with long-term rates trading in the 6.75% to 7.25% range and currently back at 6.75%. The equity market gradually recovered its losses and has reached record highs. One could make the case the equity market is selling on a somewhat generous basis relative to historical norms in response to the strong economy. While the market overall is hardly cheap, sectors such as financial services, real estate, oil services, and consumer goods continue to offer reasonable prospects for the coming year.

CGM Realty Fund's largest industry weighting is in hotels because of the increase in room rates, occupancy levels, and cash flow hotel companies are currently enjoying. The Fund also holds significant investments in apartment communities in California on account of the strong rental growth in a number of regions in that state. CGM Realty Fund is 49% invested in hotel REITs; 26% invested in apartment REITs; 18% in office and industrial REITs; and 6% in retail REITs. The Fund's largest holdings are Felcor Suite Hotels, Inc., Pacific Gulf Properties, Inc. and RFS Hotel Investments, Inc.

                /s/ Robert L. Kemp
                    Robert L. Kemp
                    President
October 8, 1996

INVESTMENT PERFORMANCE
(unaudited)

Total Return for Periods Ended September 30, 1996

                                                                  NAREIT
                                          CGM REALTY FUND   EQUITY REIT INDEX
                                          ----------------  ------------------
1 Year .................................       +24.4%             +18.5%
3 Months ...............................       + 9.0              + 6.5

The Fund's average annual total return since inception (May 13, 1994) through September 30, 1996 is +15.8%. The adviser has agreed to limit the Fund's total operating expenses to 1.00% of its average net assets through December 31, 1997. Otherwise, the Fund's total return since inception and for the one-year, and three-month periods ended September 30, 1996 would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

INVESTMENTS AS OF SEPTEMBER 30, 1996
(unaudited)

REAL ESTATE INVESTMENT TRUSTS -- 99.5% OF TOTAL NET ASSETS

                                                       SHARES        VALUE(A)
                                                       ------        --------
APARTMENTS -- 26.1%
  Ambassador Apartments, Inc. ......................    72,000     $  1,287,000
  Bay Apartment Community, Inc. ....................   166,000        4,731,000
  Essex Property Trust .............................   198,200        4,930,225
  Home Properties New York, Inc. ...................   242,000        4,930,750
  Mid-America Apartment Communities, Inc. ..........    17,000          427,125
  Pacific Gulf Properties, Inc. ....................   271,000        5,047,375
  Walden Residential Properties, Inc. ..............   230,000        4,858,750
                                                                   ------------
                                                                     26,212,225
                                                                   ------------

HOTELS -- 49.4%
  Equity Inns, Inc. ................................   187,000        2,337,500
  Felcor Suite Hotels, Inc. ........................   412,500       13,303,125
  Innkeepers USA Trust .............................   430,000        4,837,500
  Jameson Inns, Inc. ...............................   475,000        4,868,750
  Patriot American Hospitality .....................   147,600        4,963,050
  RFS Hotel Investments, Inc. ......................   318,000        4,968,750
  Starwood Lodging Trust ...........................   117,000        4,899,375
  Sunstone Hotel Investments, Inc. .................   488,200        4,943,025
  Winston Hotels ...................................   343,000        4,501,875
                                                                   ------------
                                                                     49,622,950
                                                                   ------------
OFFICE AND INDUSTRIAL -- 17.6%
  Beacon Properties Corporation.....................   131,300        3,807,700
  Cali Realty Corporation...........................   174,400        4,730,600
  Crescent Real Estate Equities.....................   114,500        4,708,812
  Reckson Associates Realty Corporation ............   121,400        4,506,975
                                                                   ------------
                                                                     17,754,087
                                                                   ------------

(unaudited)

REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)

                                                       SHARES        VALUE(A)
                                                       ------        --------
REGIONAL MALLS AND SHOPPING CENTERS -- 6.4%
  Developers Diversified Realty Corporation.........    41,000     $  1,317,125
  General Growth Properties, Inc....................    41,000        1,019,875
  Macerich Company..................................   182,500        4,083,438
                                                                   ------------
                                                                      6,420,438
                                                                   ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS  (Identified Cost
  $87,027,329) ................................................     100,009,700
                                                                   ------------

                                                        FACE
                                                       AMOUNT
                                                       ------
SHORT-TERM INVESTMENT -- 1.3%
  American Express Credit Corp., 5.35%, 10/01/96
    (Cost $1,320,000) ............................  $1,320,000        1,320,000
                                                                   ------------

TOTAL INVESTMENTS -- 100.8% (Identified Cost $88,347,329) ....      101,329,700
  Cash and Receivables .......................................        1,763,437
  Liabilities ................................................       (2,581,441)
                                                                   ------------
  TOTAL NET ASSETS -- 100.0% .................................     $100,511,696
                                                                   ============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system, or if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term notes having a maturity of less than sixty days are stated at amortized cost, which approximates value.

--------------------------------------------------------------------------------
                                TELEPHONE NUMBERS
--------------------------------------------------------------------------------

      For information about:

      []  Account Procedures and Status      []  New Account Procedures

      []  Redemptions                        []  Prospectuses

      []  Exchanges                          []  Performance

      Call 800-343-5678                      Call 800-345-4048

                      ------------------------------------
                                MAILING ADDRESSES
                      ------------------------------------

      FOR EXISTING ACCOUNTS                   FOR NEW ACCOUNT APPLICATIONS ONLY

      CGM Shareholder Services                The CGM Funds
      c/o Boston Financial Data Services      P.O. Box 449
      P.O. Box 8511                           Boston, MA 02117-0449
      Boston, MA 02266-8511
--------------------------------------------------------------------------------

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR3                                               Printed in U.S.A.

CGM
REALTY FUND

10th Quarterly Report
September 30, 1996

A No-Load Fund


[Fencer Logo]  Investment Adviser
               CAPITAL GROWTH MANAGEMENT
               Limited Partnership